FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
Financial assets at amortized cost

Current	As at December 31, 2025	As at December 31, 2024
Cash and cash equivalents	$479,777	$224,994
Restricted cash(1)	17,109	6,494
Trade and other receivables	17,482	11,445
Total	$514,368	$242,933
(1) The Company has cash in separate restricted accounts to comply with environmental matters in Cote d’Ivoire.
Fair value of derivatives

Hedge derivatives

On December 19, 2024, the Company entered into zero-cost collars to hedge the price on gold production of 10,000 ounces per month, beginning April 2025 through to December 2026, for a total of 210,000 ounces, at an average put and call strike price of $2,200 per ounce and $3,125 per ounce, respectively. On May 6, 2025, the Company entered into additional zero-cost collars to hedge the price on gold production of 15,500 ounces per month beginning in June 2025 and ending in March 2026 at an average call and strike price of $3,048 and $4,000 per ounce. As of December 31, 2025, 166,500 ounces of gold collars remain unsettled. These hedges result in cash inflows or outflows only when the underlying LBMA gold price is below the collar floor, or above the collar ceiling, respectively, at the time of settlement. These contract are expected to settle over time by the end of 2026.

The aggregate fair value of the position as of December 31, 2025 was a $167.8 million liability (December 31, 2024 - $13.1 million liability), which is current. The fair value of zero-cost collar contracts was determined based on gold future forward prices.

The gold collar contracts are designated as cash flow hedging instruments, with the effective portion of changes in fair value recognized in other comprehensive income, net of tax. Any ineffective portion of a hedge relationship is recognized immediately in the consolidated statement of earnings (loss).
Non-hedge derivatives

On October 29, 2025, the Company purchased average rate gold call options with a strike price of $4,500 per ounce, for the period of November 2025 to December 2026, for a total of 217,500 ounces. The call options effectively mitigate the cash outflow on the hedge derivatives when gold exceeds $4,500. The total premium is $20.5 million, paid on a monthly deferred basis. The gold call options have not been designated as hedging instruments.

The aggregate fair value of the position as of December 31, 2025 was a $26.7 million current asset included in Derivative financial assets. The fair value of the gold call options was determined based on future forward prices.

Financial liabilities at amortized cost

	As at December 31, 2025	As at December 31, 2024
Trade and other payables	$373,193	$247,708
Deferred consideration - Kurmuk	21,250	38,267
Deferred consideration - Korali-Sud	1,000	1,000
Lease liabilities	15,462	15,763
Total	$410,905	$302,738

Financial liabilities at fair value through profit or loss

	As at December 31, 2025	As at December 31, 2024
Borrowings	$154,312	$96,356
Contingent consideration - Sadiola	35,291	31,698
Contingent consideration - Agbaou	17,482	20,013
Total	$207,085	$148,067

Fair value measurement

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy based on the lowest level input that is significant to the fair value measurement as a whole:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•Level 2 – Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
•Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Assets and liabilities measured at fair value on a recurring basis

For financial assets and liabilities for which fair value is measured or disclosed on a recurring basis, the Company assesses their classification at each reporting date and determines whether there have been any transfers between fair value hierarchy levels during the period.

During the year ended December 31, 2025, there were no transfers between categories.

The fair values of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their carrying values due to their short-term nature.

As at December 31, 2025, the Company's financial assets and liabilities measured at fair value on a recurring basis using the fair value hierarchy were as follows:

		Fair value
	Carrying amount	Level 1	Level 2	Level 3
Financial assets:
Restricted cash	17,109	17,109	—	—
Derivative financial asset	26,703	—	26,703	—
Total financial assets	43,812	17,109	26,703	—
Financial liabilities
Derivative financial liability	167,260	—	167,260	—
Deferred consideration - Kurmuk (Note 29)	21,250	—	—	21,250
Deferred consideration - Korali-Sud (Note 29)	1,000	—	—	1,000
Borrowings (Note 23)	154,312	154,312	—	—
Contingent consideration - Sadiola (Note 29)	35,291	—	—	35,291
Contingent consideration - Agbaou (Note 29)	17,482	—	—	17,482
Total financial liabilities	396,595	154,312	167,260	75,023

As at December 31, 2024, the Company's financial assets and liabilities measured at fair value on a recurring basis using the fair value hierarchy were as follows:

		Fair value
	Carrying amount	Level 1	Level 2	Level 3
Financial assets:
Restricted cash	6,494	6,494	—	—
Total financial assets	6,494	6,494	—	—
Financial liabilities
Derivative financial liability	13,052	—	13,052	—
Deferred consideration - Kurmuk (Note 29)	38,267	—	—	38,267
Deferred consideration - Korali-Sud (Note 29)	1,000	—	—	1,000
Borrowings (Note 23)	96,356	96,356	—	—
Contingent consideration - Sadiola (Note 29)	31,698	—	—	31,698
Contingent consideration - Agbaou (Note 29)	20,013	—	—	20,013
Total financial liabilities	200,386	96,356	13,052	90,978